Condensed Financial Information of Cadence Bancorporation (Parent Only) - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 28,968	$ 14,840	$ 55,085	$ 30,181	$ 65,774	$ 39,256	$ 44,833
Adjustments to reconcile net income to net cash provided (used) in operations:
Deferred income taxes					5,980	(2,928)	11,127
Decrease (increase) in other assets					(11,278)	1,785	7,459
(Decrease) increase in interest payable					725	1,086	425
(Decrease) increase in other liabilities					286	3,736	4,280
Net cash flows provided by operating activities			51,546	29,061	118,013	110,207	92,671
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash provided by (used in) investing activities			(247,790)	(428,121)	(993,358)	(1,188,225)	(1,350,537)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid to Parent							(4,000)
Dividends paid on preferred stock							(1,370)
Repayments of other borrowings							(75,000)
Issuance of subordinated debt, net of debt issuance costs						39,253	58,836
Issuance of senior debt, net of debt issuance costs						9,813	182,007
Purchase of senior debt			(9,600)		(78)
Redemption of preferred stock							(32,914)
Net cash (used in) provided by financing activities			236,194	316,152	657,063	1,074,809	1,438,551
Net increase in cash and cash equivalents			39,950	(82,908)	(218,282)	(3,209)	180,685
Cash and cash equivalents at beginning of period			248,925	467,207	467,207	470,416	289,731
Cash and cash equivalents at end of period	$ 288,875	$ 384,299	288,875	384,299	248,925	467,207	470,416
Cadence Bancorporation
CASH FLOWS FROM OPERATING ACTIVITIES
Net income					65,774	39,256	44,833
Adjustments to reconcile net income to net cash provided (used) in operations:
Deferred income taxes					(1,598)	(531)	(415)
Equity in undistributed income of subsidiaries					(64,424)	(41,132)	(49,277)
Decrease in interest receivable							6
Decrease (increase) in other assets					3,043	2,539	(3,891)
(Decrease) increase in interest payable					(102)	804	98
(Decrease) increase in other liabilities					(504)	(747)	2,318
Net cash flows provided by operating activities					2,189	189	(6,328)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital contributions to Bank subsidiary						(20,000)	(155,000)
Decrease (increase) in limited partnership investments					463	(157)	(298)
Net cash provided by (used in) investing activities					463	(20,157)	(155,298)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid to Parent							(4,000)
Dividends paid on preferred stock							(1,370)
Advances of other borrowings, net of debt issuance costs							73,860
Repayments of other borrowings							(75,000)
Issuance of subordinated debt, net of debt issuance costs						39,253	34,434
Issuance of senior debt, net of debt issuance costs						9,813	182,459
Purchase of senior debt					(78)
Redemption of preferred stock							(32,914)
Net cash (used in) provided by financing activities					(78)	49,066	177,469
Net increase in cash and cash equivalents					2,574	29,098	15,843
Cash and cash equivalents at beginning of period			$ 50,330	$ 47,756	47,756	18,658	2,815
Cash and cash equivalents at end of period					$ 50,330	$ 47,756	$ 18,658